Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Canada [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 4,854,066	$ 4,759,377	$ 4,544,376
Australia [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,784,074	1,316,752	1,141,477
Share Issue Costs [Member] | Canada [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	0	58,010
Share Issue Costs [Member] | Australia [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	0	28,683
Non-capital Losses [Member] | Canada [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	4,854,066	4,759,377	4,486,366
Non-capital Losses [Member] | Australia [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,784,074	$ 1,316,752	$ 1,112,794